Other Assets (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Estimated amortization expense for other intangible assets
Estimated amortization expense, 2015	$ 158
Estimated amortization expense, 2016	134
Estimated amortization expense, 2017	117
Estimated amortization expense, 2018	109
Estimated amortization expense, 2019	$ 87